Capital Structure, Financial Risk and Related Items (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of total marketable securities by currency

	December 31,	December 31,
	2022	2021
Percent

USD	80%	75%
DKK	12%	16%
EUR	7%	8%
GBP	1%	1%
Total	100%	100%

Schedule of maturity profile of our marketable securities

(DKK million)	2022	2021

Year of Maturity
2022	-	3,372
2023	6,254	3,041
2024	3,660	2,654
2025	1,801	448
2026	219	152
2027+	497	714
Total	12,431	10,381

Schedule of Financial Assets and Liabilities

(DKK million)	Note	2022	2021
Financial assets measured at fair value through profit or loss
Marketable securities	4.4	12,431	10,381
Other investments	3.4	133	371
Financial assets measured at amortized cost
Receivables excluding prepayments	3.5	5,814	3,176
Cash and cash equivalents		9,893	8,957
Financial liabilities measured at amortized cost:
Other payables excluding provisions	3.7	(1,715)	(1,480)
Lease liabilities	3.3	(597)	(425)

		2022				2021
(DKK million)	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets Measured at Fair Value
Marketable securities	4.4	12,431	-	-	12,431	10,381	-	-	10,381
Other investments	3.4	67	-	66	133	344	-	27	371

Schedule of level 3 reconciliation of assets

(DKK million)	Other Investments
Fair value at December 31, 2020	14
Acquisitions	13
Fair value at December 31, 2021	27
Acquisitions	39
Fair value at December 31, 2022	66

Schedule of portfolio of marketable securities

	Market value	Share	Market value	Share
	2022	%	2021	%
(DKK million)
USD portfolio
Corporate bonds	5,091	41%	5,149	50%
US government bonds and treasury bills	3,067	25%	1,496	14%
Commercial paper	807	6%	528	5%
Other	1,023	8%	608	6%
Total USD portfolio	9,988	80%	7,781	75%

DKK portfolio
Kingdom of Denmark bonds and treasury bills	442	3%	460	4%
Danish mortgage-backed securities	1,093	9%	1,203	12%
Total DKK portfolio	1,535	12%	1,663	16%

EUR portfolio
European government bonds and treasury bills	832	7%	856	8%

GBP portfolio
UK government bonds and treasury bills	76	1%	81	1%

Total portfolio	12,431	100%	10,381	100%

Marketable securities	12,431		10,381

Schedule of financial income and expenses

(DKK million)	2022	2021	2020
Financial income:
Interest and other financial income	324	197	184
Gain on other investments, net	-	-	965
Foreign exchange rate gain, net	1,034	1,470	-

Total financial income	1,358	1,667	1,149

Financial expenses:
Interest and other financial expenses	(21)	(13)	(10)
Loss on marketable securities, net	(361)	(246)	(92)
Loss on other investments, net	(298)	(443)	-
Foreign exchange rate loss, net	-	-	(1,456)

Total financial expenses	(680)	(702)	(1,558)

Net financial items	678	965	(409)

Schedule of marketable securities

	December 31,	December 31,	December 31,
	2022	2021	2020
USD/DKK Foreign Exchange Rates	6.9722	6.5612	6.0524
% Increase/(Decrease)	6%	8%	(9)%

Summary of RSUs activity

	Number of RSUs held by the Board of Directors	Number of RSUs held by the Executive Management	Number of RSUs held by employees	Number of RSUs held by former members of the Executive Management, Board of Directors and employees	Total RSUs	Weighted Average Fair Value - RSUs Granted - DKK
Outstanding at January 1, 2020	19,953	72,865	208,859	6,230	307,907
Granted*	2,929	9,032	34,431	130	46,522	1,927.83
Settled	(6,470)	(12,253)	(22,196)	(5,936)	(46,855)
Transferred	(2,822)	(2,334)	(22,762)	27,918	-
Cancelled	(1,025)	(1,128)	(958)	(10,535)	(13,646)

Outstanding at December 31, 2020	12,565	66,182	197,374	17,807	293,928

Outstanding at January 1, 2021	12,565	66,182	197,374	17,807	293,928
Granted*	3,297	31,417	146,684	4,817	186,215	2,236.44
Settled	(3,556)	(14,089)	(35,962)	(9,967)	(63,574)
Transferred	(688)	5,533	(14,810)	9,965	-
Cancelled	(653)	-	(255)	(9,670)	(10,578)

Outstanding at December 31, 2021	10,965	89,043	293,031	12,952	405,991

Outstanding at January 1, 2022	10,965	89,043	293,031	12,952	405,991
Granted*	4,295	40,453	221,000	6,383	272,131	2,250.18
Settled	(3,420)	(17,165)	(67,945)	(12,847)	(101,377)
Transferred	(2,368)	-	(13,749)	16,117	-
Cancelled	(653)	-	(9,195)	(18,759)	(28,607)

Outstanding at December 31, 2022	8,819	112,331	423,142	3,846	548,138

Summary of warrants activity

	Number of warrants held by the Board of Directors	Number of warrants held by the Executive Management	Number of warrants held by employees	Number of warrants held by former members of the Executive Management, Board of Directors and employees	Total warrants	Weighted average exercise price - DKK	Weighted average share price at exercise date - DKK	Outstanding Warrants - % of Share Capital

Outstanding at January 1, 2020	62,334	347,801	858,973	144,516	1,413,624	862.03
Granted*	-	7,771	110,041	416	118,228	2,009.79
Exercised	(24,438)	-	(122,015)	(324,793)	(471,246)	296.77	2,035.29
Expired	-	-	-	-	-	-
Cancelled	-	(28,424)	(589)	(43,125)	(72,138)	1,157.54
Transfers	(25,955)	(186,333)	(113,833)	326,121	-	-

Outstanding at December 31, 2020	11,941	140,815	732,577	103,135	988,468	1,247.22		2%

Exercisable at year end	4,192	83,426	166,402	92,696	346,716	935.60
Exercisable warrants in the money at year end	4,192	83,426	166,402	92,696	346,716	935.60

Outstanding at January 1, 2021	11,941	140,815	732,577	103,135	988,468	1,247.22
Granted*	1,217	1,287	167,080	6,400	175,984	2,282.35
Exercised	(2,500)	(7,250)	(105,726)	(57,232)	(172,708)	780.48	2,439.80
Expired	-	-	-	-	-	-
Cancelled	-	-	(477)	(22,816)	(23,293)	1,956.91
Transfers	-	24,782	(54,454)	29,672	-	-

Outstanding at December 31, 2021	10,658	159,634	739,000	59,159	968,451	1,501.49		1%

Exercisable at year end	6,594	135,723	219,386	50,021	411,724	1,058.41
Exercisable warrants in the money at year end	6,594	135,723	219,386	50,021	411,724	1,058.41

Outstanding at January 1, 2022	10,658	159,634	739,000	59,159	968,451	1,501.49
Granted*	1,541	-	250,005	7,412	258,958	2,244.22
Exercised	(1,558)	(29,836)	(176,948)	(34,775)	(243,117)	1,154.95	2,815.33
Expired	-	-	-	-	-	-
Cancelled	-	-	(13,670)	(32,654)	(46,324)	2,029.00
Transfers	(8,721)	-	(25,373)	34,094	-	-

Outstanding at December 31, 2022	1,920	129,798	773,014	33,236	937,968	1,770.31		1%

Exercisable at year end	617	118,571	282,296	32,695	434,179	1,265.68
Exercisable warrants in the money at year end	617	118,571	282,296	32,695	434,179	1,265.68

Schedule of Weighted Average Exercise Prices Of Warrants

Exercise price	Grant Date	Number of warrants outstanding	Weighted average remaining contractual life (in years)	Number of warrants exercisable
DKK
815.50	March 17, 2016	2,725	0.21	2,725
962.00	June 7, 2018	4,646	2.44	4,646
1,025.00	December 10, 2018	109,918	2.94	109,918
1,032.00	December 15, 2017	63,230	1.96	63,230
1,050.00	September 21, 2018	14,024	2.73	14,024
1,136.00	October 6, 2016	2,695	0.77	2,695
1,145.00	December 15, 2016	14,963	0.96	14,963
1,147.50	June 6, 2019	9,386	3.43	9,386
1,155.00	March 29, 2019	5,509	3.25	5,509
1,161.00	March 1, 2019	10,128	3.17	10,128
1,210.00	April 10, 2018	7,090	2.28	7,090
1,233.00	June 9, 2016	3,681	0.44	3,681
1,334.50	October 11, 2019	32,150	3.78	32,150
1,362.50	March 26, 2020	30,938	4.24	-
1,402.00	March 28, 2017	6,837	1.24	6,837
1,408.00	June 8, 2017	954	1.44	954
1,424.00	February 10, 2017	408	1.11	408
1,427.00	March 29, 2017	8,400	1.25	8,400
1,432.00	October 5, 2017	1,994	1.76	1,994
1,615.00	December 5, 2019	135,441	3.93	135,441
1,948.00	June 3, 2020	12,961	4.43	-
2,070.00	February 26, 2021	90,968	5.16	-
2,103.00	June 9, 2022	22,221	6.44	-
2,129.00	January 25, 2022	15,986	6.07	-
2,148.00	April 13, 2021	15,097	5.29	-
2,175.00	February 25, 2022	166,286	6.15	-
2,317.00	October 7, 2020	34,109	4.77	-
2,381.00	December 15, 2020	22,983	4.96	-
2,408.00	March 29, 2022	13,459	6.25	-
2,492.00	January 28, 2021	10,053	5.08	-
2,585.00	September 20, 2022	19,644	6.72	-
2,641.00	November 22, 2021	6,456	5.89	-
2,698.00	June 22, 2021	14,216	5.48	-
2,806.00	October 7, 2021	19,476	5.77	-
3,172.00	November 21, 2022	8,936	6.89	-

1,770.31		937,968	4.40	434,179

Exercise price	Grant Date	Number of warrants outstanding	Weighted average remaining contractual life (in years)	Number of warrants exercisable
DKK
466.20	March 26, 2015	600	0.24	600
623.50	June 11, 2015	650	0.45	650
636.50	October 7, 2015	7,700	0.77	7,700
815.50	March 17, 2016	5,301	1.21	5,301
939.50	December 10, 2015	20,612	0.94	20,612
962.00	June 7, 2018	6,527	3.44	6,527
1,025.00	December 10, 2018	169,565	3.94	169,565
1,032.00	December 15, 2017	79,771	2.96	79,771
1,050.00	September 21, 2018	16,806	3.73	16,806
1,136.00	October 6, 2016	10,424	1.77	10,424
1,145.00	December 15, 2016	53,374	1.96	53,374
1,147.50	June 6, 2019	17,209	4.43	-
1,155.00	March 29, 2019	7,662	4.25	-
1,161.00	March 1, 2019	19,028	4.17	-
1,210.00	April 10, 2018	10,189	3.28	10,189
1,233.00	June 9, 2016	9,030	1.44	9,030
1,334.50	October 11, 2019	52,223	4.78	-
1,362.50	March 26, 2020	32,054	5.24	-
1,402.00	March 28, 2017	7,110	2.24	7,110
1,408.00	June 8, 2017	1,274	2.44	1,274
1,424.00	February 10, 2017	946	2.11	946
1,427.00	March 29, 2017	8,400	2.25	8,400
1,432.00	October 5, 2017	3,445	2.76	3,445
1,615.00	December 5, 2019	183,240	4.93	-
1,948.00	June 3, 2020	14,898	5.43	-
2,070.00	February 26, 2021	96,840	6.16	-
2,148.00	April 13, 2021	16,880	6.29	-
2,317.00	October 7, 2020	36,949	5.77	-
2,381.00	December 15, 2020	23,761	5.96	-
2,492.00	January 28, 2021	12,329	6.08	-
2,641.00	November 22, 2021	6,879	6.89	-
2,698.00	June 22, 2021	15,261	6.48	-
2,806.00	October 7, 2021	21,514	6.77	-

1,501.49		968,451	4.39	411,724

Schedule of Fair value of each warrant granted

Weighted average	2022	2021	2020
Fair value per warrant on grant date	664.08	701.82	631.51
Share price	2,244.22	2,282.35	2,009.79
Exercise price	2,244.22	2,282.35	2,009.79
Expected dividend yield	0%	0%	0%
Expected stock price volatility	33.5%	36.6%	37.0%
Risk-free interest rate	0.15%	-0.54%	-0.58%
Expected life of warrants	5 years	5 years	5 years

Total Fair Value of Amounts Granted	2022	2021	2020
Total fair value of warrants granted	DKK 172 million	DKK 124 million	DKK 75 million
Total fair value of RSUs granted	DKK 612 million	DKK 416 million	DKK 90 million

Schedule of warrants issued and reissued during the period

	April 13, 2021	March 29, 2019	March 28, 2017
	Authorization	Authorization	Authorization
Warrants issued	68,291	500,000	500,000
Warrants reissued	1,333	59,671	63,558
Warrants available for issue	681,709	-	-
Warrants available for reissue	1,254	10,661	-

Schedule of changes in share capital

	Number of shares	Share capital	Share Price Ranges[1]
		(DKK million)

December 31, 2019	65,074,502	65.1

Exercise of warrants	471,246	0.4	DKK 31.75 to DKK 1,432.00

December 31, 2020	65,545,748	65.5

Exercise of warrants	172,708	0.2	DKK 31.75 to DKK 1,432.00

December 31, 2021	65,718,456	65.7

Exercise of warrants	243,117	0.3	DKK 466.20 to DKK 1,615.00

December 31, 2022	65,961,573	66.0

Schedule Of Treasury Shares

	Number of shares	Share capital	Proportion of share capital	Cost
		(DKK million)%		(DKK million)

Shareholding at December 31, 2019	163,921	0.2	0.3	192

Shares used for funding RSU program	(31,815)	(0.1)	(0.1)	(38)

Shareholding at December 31, 2020	132,106	0.1	0.2	154

Purchase of treasury shares	200,000	0.2	0.3	447
Shares used for funding RSU program	(43,781)	-	(0.1)	(51)

Shareholding at December 31, 2021	288,325	0.3	0.4	550

Purchase of treasury shares	370,000	0.4	0.6	908
Shares used for funding RSU program	(68,377)	(0.1)	(0.1)	(80)

Shareholding at December 31, 2022	589,948	0.6	0.9	1,378

Schedule of share repurchases

	2021 Authorization	2019 Authorization	2016 Authorization
Number of shares authorized for repurchase[1]	500,000	500,000	500,000
Actual shares repurchased under authorization	40,000	500,000	255,000
Shares available for repurchase as of December 31, 2022	460,000	—	—

[1] Nominal value of DKK 500,000